Borrowings (Tables)	12 Months Ended
Jan. 31, 2019
Borrowings - Disclosure Of Detailed Information About Borrowings
Disclosure of Detailed Information About Borrowings

	Note	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
CURRENT
Secured liabilities:
Bank overdraft		-	-	-
Shareholder loans		-	10,951	8,200
Leased liability		-	-	-
Bank Loans		20,000	16,000	16,000
Debt issuance costs in relation to bank loan		(270)	(218)	(656)
Working capital financing bank facility		-	22,489	31,710
Convertible notes		-	1,740	13,744
Other loan		1,236	1,159	-
		20,967	52,121	68,998